Invested Assets and Investment Income - Remaining Term to Maturity (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Cash and short-term securities	$ 25,789	$ 20,338	$ 19,153
Debt securities	210,621	212,149
Public equities	33,725	25,531
Mortgages	54,447	52,421
Private placements	49,668	45,606
Loans to Bank clients	2,310	2,436
Real estate	13,263	13,049
Other invested assets	52,674	45,680
Total invested assets	442,497	417,210
Canadian government and agency
Disclosure of financial assets [line items]
Debt securities	19,727	20,988
U.S. government and agency
Disclosure of financial assets [line items]
Debt securities	28,654	28,478
Other government and agency
Disclosure of financial assets [line items]
Debt securities	35,470	30,666
Corporate
Disclosure of financial assets [line items]
Debt securities	124,962	130,046
Mortgage / asset-backed securities
Disclosure of financial assets [line items]
Debt securities	1,808	1,971
Own use property
Disclosure of financial assets [line items]
Real estate	2,674	2,591
Investment property
Disclosure of financial assets [line items]
Real estate	10,589	10,458
Alternative long-duration assets
Disclosure of financial assets [line items]
Other invested assets	47,863	41,434
Various other
Disclosure of financial assets [line items]
Other invested assets	4,811	4,246
Less than 1 year
Disclosure of financial assets [line items]
Cash and short-term securities	25,789	20,338
Debt securities	1,266	1,294
Public equities	0	0
Mortgages	4,741	3,363
Private placements	1,534	1,418
Loans to Bank clients	47	39
Total invested assets	41,607	35,105
Less than 1 year | Canadian government and agency
Disclosure of financial assets [line items]
Debt securities	543	657
Less than 1 year | U.S. government and agency
Disclosure of financial assets [line items]
Debt securities	644	297
Less than 1 year | Other government and agency
Disclosure of financial assets [line items]
Debt securities	372	412
Less than 1 year | Corporate
Disclosure of financial assets [line items]
Debt securities	7,810	8,475
Less than 1 year | Mortgage / asset-backed securities
Disclosure of financial assets [line items]
Debt securities	60	106
Less than 1 year | Own use property
Disclosure of financial assets [line items]
Real estate	0	0
Less than 1 year | Investment property
Disclosure of financial assets [line items]
Real estate	0	0
Less than 1 year | Alternative long-duration assets
Disclosure of financial assets [line items]
Other invested assets	67	0
Less than 1 year | Various other
Disclosure of financial assets [line items]
Other invested assets	0	0
1 to 3 years
Disclosure of financial assets [line items]
Cash and short-term securities	0	0
Public equities	0	0
Mortgages	11,944	12,076
Private placements	5,093	3,486
Loans to Bank clients	13	23
Total invested assets	37,223	34,529
1 to 3 years | Canadian government and agency
Disclosure of financial assets [line items]
Debt securities	2,282	1,435
1 to 3 years | U.S. government and agency
Disclosure of financial assets [line items]
Debt securities	640	725
1 to 3 years | Other government and agency
Disclosure of financial assets [line items]
Debt securities	1,208	1,052
1 to 3 years | Corporate
Disclosure of financial assets [line items]
Debt securities	15,763	15,512
1 to 3 years | Mortgage / asset-backed securities
Disclosure of financial assets [line items]
Debt securities	260	153
1 to 3 years | Own use property
Disclosure of financial assets [line items]
Real estate	0	0
1 to 3 years | Investment property
Disclosure of financial assets [line items]
Real estate	0	0
1 to 3 years | Alternative long-duration assets
Disclosure of financial assets [line items]
Other invested assets	0	67
1 to 3 years | Various other
Disclosure of financial assets [line items]
Other invested assets	20	0
3 to 5 years
Disclosure of financial assets [line items]
Cash and short-term securities	0	0
Public equities	0	0
Mortgages	10,478	10,181
Private placements	4,986	4,704
Loans to Bank clients	3	1
Total invested assets	34,789	37,970
3 to 5 years | Canadian government and agency
Disclosure of financial assets [line items]
Debt securities	678	1,580
3 to 5 years | U.S. government and agency
Disclosure of financial assets [line items]
Debt securities	1,473	744
3 to 5 years | Other government and agency
Disclosure of financial assets [line items]
Debt securities	1,056	1,892
3 to 5 years | Corporate
Disclosure of financial assets [line items]
Debt securities	15,817	18,548
3 to 5 years | Mortgage / asset-backed securities
Disclosure of financial assets [line items]
Debt securities	213	279
3 to 5 years | Own use property
Disclosure of financial assets [line items]
Real estate	0	0
3 to 5 years | Investment property
Disclosure of financial assets [line items]
Real estate	0	0
3 to 5 years | Alternative long-duration assets
Disclosure of financial assets [line items]
Other invested assets	85	22
3 to 5 years | Various other
Disclosure of financial assets [line items]
Other invested assets	0	19
5 to 10 years
Disclosure of financial assets [line items]
Cash and short-term securities	0	0
Public equities	0	0
Mortgages	7,617	7,690
Private placements	10,463	9,137
Loans to Bank clients	0	0
Total invested assets	67,851	64,378
5 to 10 years | Canadian government and agency
Disclosure of financial assets [line items]
Debt securities	3,339	3,656
5 to 10 years | U.S. government and agency
Disclosure of financial assets [line items]
Debt securities	4,699	4,504
5 to 10 years | Other government and agency
Disclosure of financial assets [line items]
Debt securities	3,566	3,864
5 to 10 years | Corporate
Disclosure of financial assets [line items]
Debt securities	33,818	33,361
5 to 10 years | Mortgage / asset-backed securities
Disclosure of financial assets [line items]
Debt securities	450	556
5 to 10 years | Own use property
Disclosure of financial assets [line items]
Real estate	0	0
5 to 10 years | Investment property
Disclosure of financial assets [line items]
Real estate	0	0
5 to 10 years | Alternative long-duration assets
Disclosure of financial assets [line items]
Other invested assets	276	82
5 to 10 years | Various other
Disclosure of financial assets [line items]
Other invested assets	3,623	1,528
Over 10 years
Disclosure of financial assets [line items]
Cash and short-term securities	0	0
Public equities	0	0
Mortgages	9,876	9,644
Private placements	27,500	26,790
Loans to Bank clients	0	0
Total invested assets	154,487	153,699
Over 10 years | Canadian government and agency
Disclosure of financial assets [line items]
Debt securities	12,885	13,660
Over 10 years | U.S. government and agency
Disclosure of financial assets [line items]
Debt securities	21,198	22,208
Over 10 years | Other government and agency
Disclosure of financial assets [line items]
Debt securities	29,268	23,446
Over 10 years | Corporate
Disclosure of financial assets [line items]
Debt securities	51,754	54,100
Over 10 years | Mortgage / asset-backed securities
Disclosure of financial assets [line items]
Debt securities	825	877
Over 10 years | Own use property
Disclosure of financial assets [line items]
Real estate	0	0
Over 10 years | Investment property
Disclosure of financial assets [line items]
Real estate	0	0
Over 10 years | Alternative long-duration assets
Disclosure of financial assets [line items]
Other invested assets	524	732
Over 10 years | Various other
Disclosure of financial assets [line items]
Other invested assets	657	2,242
With no specific maturity
Disclosure of financial assets [line items]
Cash and short-term securities	0	0
Public equities	33,725	25,531
Mortgages	9,791	9,467
Private placements	92	71
Loans to Bank clients	2,247	2,373
Total invested assets	106,540	91,529
With no specific maturity | Canadian government and agency
Disclosure of financial assets [line items]
Debt securities	0	0
With no specific maturity | U.S. government and agency
Disclosure of financial assets [line items]
Debt securities	0	0
With no specific maturity | Other government and agency
Disclosure of financial assets [line items]
Debt securities	0	0
With no specific maturity | Corporate
Disclosure of financial assets [line items]
Debt securities	0	50
With no specific maturity | Mortgage / asset-backed securities
Disclosure of financial assets [line items]
Debt securities	0	0
With no specific maturity | Own use property
Disclosure of financial assets [line items]
Real estate	2,674	2,591
With no specific maturity | Investment property
Disclosure of financial assets [line items]
Real estate	10,589	10,458
With no specific maturity | Alternative long-duration assets
Disclosure of financial assets [line items]
Other invested assets	46,911	40,531
With no specific maturity | Various other
Disclosure of financial assets [line items]
Other invested assets	$ 511	$ 457